Related Party Transactions - Debt Financing (Details) - IPX - USD ($)		1 Months Ended
	Dec. 12, 2024	Dec. 31, 2024	Sep. 30, 2025
Asset Purchase Agreement
Advance received		$ 250,000
Advances repaid		$ 200,000
Participation interest	12.50%	12.50%
Face amount of term loan	$ 500,000	$ 500,000
Term Loan A
Asset Purchase Agreement
Face amount of term loan			$ 500,000
Chief Executive Officer
Asset Purchase Agreement
Advance received	250,000
Advances repaid	$ 200,000